Nature of business and organization (Details) - Series of Individually Immaterial Business Acquisitions [Member]	12 Months Ended
Dec. 31, 2023
Infobird H K [Member]
Background	● A Hong Kong company ● Incorporated on April 21, 2020 ● A holding company
Ownership	100% owned by Infobird Cayman *Disposed in August 2023
Infobird W F O E [Member]
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 20, 2020 ● Registered capital of $15,000,000 (RMB 106,392,000) ● A holding company
Ownership	100% owned by Infobird HK *Disposed in August 2023
Infobird Beijing [Member]
Background	● A PRC limited liability company ● Incorporated on October 26, 2001 ● Registered capital of $2,417,947 (RMB 16,624,597) ● Software developing that provides software as a service (SaaS)
Ownership	VIE of Infobird WFOE *Disposed in August 2023
Infobird Guiyang [Member]
Background	● A PRC limited liability company ● Incorporated on October 17, 2013 ● Registered capital of $1,777,645 (RMB 12,222,200) ● Software developing that provides software as a service (SaaS)
Ownership	90.18% owned by Infobird Beijing *Disposed in August 2023
Infobird Anhui [Member]
Background	● A PRC limited liability company ● Incorporated on June 20, 2012 ● Registered capital of $1,454,440 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)
Ownership	99.95% owned by Infobird Beijing *Disposed in August 2023
Shanghai Qishuo [Member]
Background	● A PRC limited liability company ● Incorporated on April 10, 2014 ● Registered capital of $156,922 (RMB 1,000,000) ● Software developing that provides software as a service (SaaS)
Ownership	51% owned by Infobird Beijing *Disposed in August 2023
Anhui Weiao [Member]
Background	● A PRC limited liability company ● Incorporated on May 25, 2018 ● Registered capital of $1,439,325 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)
Ownership	100% owned by Infobird Anhui *Disposed in August 2023
Inforbird Technologies [Member]
Background	● A Hong Kong company ● Incorporated on July 12, 2023 ● Software developing that provides software as a service (SaaS)
Ownership	100% owned by Infobird Co., Ltd
Lightyear Technology [Member]
Background	● A Singapore company ● Incorporated on July 25, 2023 ● A holding company
Ownership	100% owned by Infobird Co., Ltd
Guangnian Zhiyuan [Member]
Background	● A PRC company ● Incorporated on July 6, 2023 ● Registered capital of $1,379,310 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)
Ownership	100% owned by Inforbird New HK